(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Net (Loss) Income Per Share
The net income available for common shareholders and earnings per common share are presented in the table below:

	Year Ended December 31,
	2024 $	2023 $	2022 $
Net income	403,667	519,890	235,427

Weighted-average number of common shares - basic (1)	34,406,223	34,159,818	33,997,579
Dilutive effect of stock-based awards	299,249	408,342	289,496
Weighted average number of common shares - diluted	34,705,472	34,568,160	34,287,075
Earnings per common share:
- Basic	11.73	15.22	6.92
- Diluted	11.63	15.04	6.87
(1) Includes unissued common shares related to non-forfeitable stock-based compensation.